Lease liabilities - Contractual maturities (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Carrying value	$ 624.7	$ 552.6
Lease liabilities including liabilities for assets classified as held for sale	643.4	552.6
Total contractual cash flows	1,312.8	1,131.0
Assets and liabilities classified as held for sale
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 18.7
Weighted average
Disclosure of quantitative information about right-of-use assets [line items]
Average remaining lease term	13 years
Within one year
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 114.0	92.4
2-3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	214.1	179.8
4-5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	195.3	173.8
Over 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 789.4	$ 685.0